Summary of Significant Accounting Policies (Details) - Schedule of estimates future expected losses on accounts receivable and other receivables	12 Months Ended
Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies (Details) - Schedule of estimates future expected losses on accounts receivable and other receivables [Line Items]
Allowance for credit losses as of March 31, 2021	$ 3,373,977
Credit loss expense	1,029,558
Ending allowance for credit losses	4,403,535
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimates future expected losses on accounts receivable and other receivables [Line Items]
Allowance for credit losses as of March 31, 2021	2,880,513
Credit loss expense	(401,865)
Ending allowance for credit losses	2,478,648
Other Receivables [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimates future expected losses on accounts receivable and other receivables [Line Items]
Allowance for credit losses as of March 31, 2021	493,464
Credit loss expense	1,431,423
Ending allowance for credit losses	$ 1,924,887